OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

(in thousands of $)	2022	2021
Capitalized fulfillment costs	4,894	3,541
Agent receivables	2,207	1,227
Advances	2,023	1,644
Claims receivables	5,967	4,342
Bunker receivables on time charter-out contracts	28,555	16,312
Other receivables	10,784	8,092
Total other current assets	54,430	35,158